Revenue from license and collaboration agreements—third parties (Tables)	12 Months Ended
Dec. 31, 2016
Revenue from license and collaboration agreements—third parties
Summary of revenue from license and collaboration agreements—third parties

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Milestone revenue	9,931	19,212	5,000
Amortization of upfront payment	1,679	1,907	701
Research and development services	14,834	22,941	6,635
	26,444	44,060	12,336